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                         SPECIAL MONEY MARKET FUND, INC.
                         GATEWAY CENTER THREE, 4TH FLOOR
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102


                                September 8, 2003


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Special Money Market Fund, Inc.
          1933 Act File No.: 33-31603
          1940 Act File No.: 811-5951

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on September 5, 2003.

     If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

                                             Very truly yours,

                                             /s/ Jonathan D. Shain
                                             ---------------------
                                             Jonathan D. Shain
                                             Secretary